Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 14,008	$ 42,546	$ 14,031
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	15,010	17,820	20,000
Shares issued in lieu of directors' fees		2,400	4,578
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	1
Stock options and SARs exercisable maximum period after the date of grant (in years)	3
Stock-based compensation expense	26,585	36,617	44,415
Expense for nonvested stock-based awards has yet to be recognized	11,056
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	14
Total fair value of shares vested	37,885	45,635	40,494
Shares surrendered upon exercise of stock	321,266	2,447,908	606,554
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs expiration period (in years)	10
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	12,393	12,243
Expense for nonvested stock-based awards has yet to be recognized	12,658
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	17
Total fair value of shares vested	8,642	20
Vesting period of RSU	three-year
Income tax benefit	1,673
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, recognized tax benefit (cost)	426	277	(333)
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 41,886	$ 24,378	$ 15,018
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	243,266	157,491	68,172
Shares surrendered upon exercise of stock	76,427	126,462	83,991
Deferred Compensation, Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	21,000,000
Stock Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	13,500,000
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	5,500,000